LOAN TO A RELATED PARTY, NET (Details Narrative) - Convertible Loan 2023 Agreement [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2023
Line of Credit Facility [Line Items]
Line of credit maximum amount available		$ 6,000,000
Line of credit	$ 6,675,209
Convertible Loan 2020 Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit maximum amount available		3,937,569
November 2023 Amount Remaining [Member]
Line of Credit Facility [Line Items]
Line of credit maximum amount available		$ 2,062,431